Convertible Notes and Notes Payable - Related Party (Detail Narrative) - USD ($)				3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 02, 2020	Aug. 14, 2020	May 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Sep. 14, 2020	May 14, 2020
Notes payable and accrued interest - Related party				$ 32,884		$ 32,884	$ 61,255	$ 85,752
Notes payable principle Amount			$ 38,665
Notes payable				296,801		$ 296,801	$ 76,350
Debt interest rate			1.00%				8.00%
Debt instrument maturity date			May 01, 2022			Apr. 30, 2020	Apr. 30, 2020
Annual monthly payments							$ 3,100
Value of common stock issued				25,382	$ 537,703			$ 387,712
Three Directors [Member]
Notes payable principle Amount									$ 25,000
Accrued Interest									$ 382
Conversion price per share									$ .2538
Amended Promissory Note [Member]
Notes payable principle Amount				59,642		$ 59,642
Accrued Interest				1,417		1,417
Amended Promissory Note [Member] | David B Masters [Member]
Additional term	2 years
Notes payable principle Amount	$ 59,642
Accrued Interest	6,058
Notes payable	$ 65,700			195,000		195,000
Debt interest rate	8.00%
Debt default interest rate	20.00%
Annual monthly payments	$ 3,100
Debt instrument convenient gross proceeds from product sale	1,500,000
Debt instrument convenient proceeds from equity sales	1,500,000
Claim on past accrued salary				195,000		195,000
Promissory Note [Member]
Notes payable principle Amount				192,500		192,500
Accrued Interest				$ 417		$ 417
Promissory Note [Member] | David B Masters [Member]
Notes payable principle Amount	$ 195,000
Debt interest rate	3.00%
Debt instrument maturity date	Aug. 31, 2022
Annual monthly payments	$ 4,000
Debt instrument convenient gross proceeds from product sale	3,500,000
Claim on past accrued salary	195,000
Debt modification	$ 195,000
Convertible Notes Payable [Member]
Accrued Interest							$ 6,981
Debt interest rate							10.00%
Debt instrument maturity date							Jun. 30, 2021
Conversion price per share							$ 0.72
Convertible Notes Payable [Member] | Three Directors [Member]
Notes payable principle Amount										$ 25,000
Accrued Interest		$ 382
Debt interest rate										6.00%
Outstanding balance		$ 25,382
Conversion price per share		$ .2538
Shares of common stock issued		100,010
Value of common stock issued		$ 25,383